Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Net of allowance for expected credit losses (in Dollars)	$ 836	$ 0	$ 0
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares issued	122,505,500	122,500,000
Common stock, shares outstanding	122,505,500	122,500,000
Treasury stock			1,250,000
Common units, authorized	Unlimited	Unlimited
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)			$ 0.0001
Preferred stock, shares authorized			25,000,000
Preferred stock, shares issued			26,000
Preferred stock, shares outstanding			26,000
Class A Common Stock
Common stock, par value (in Dollars per share)			$ 0.0001
Common stock, shares authorized			500,000,000
Common stock, shares issued			22,237,988
Common stock, shares outstanding			20,987,988
Class B Common Stock
Common stock, par value (in Dollars per share)			$ 0.0001
Common stock, shares authorized			100,000,000
Common stock, shares issued			0
Common stock, shares outstanding			0
Class C Common Stock
Common stock, par value (in Dollars per share)			$ 0.0001
Common stock, shares authorized			100,000,000
Common stock, shares issued			70,909,012
Common stock, shares outstanding			70,909,012